ACQUISITIONS - Bridgestone Americas Tire Operations (Details)			1 Months Ended	12 Months Ended
	Nov. 15, 2015 USD ($)	Apr. 23, 2015 USD ($) patent	Apr. 30, 2015 patent	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Acquisitions
Acquisition of patents				$ 3,681,358
Patent impairment				$ 11,958,882	$ 5,793,409
Bridgestone Americas Tire Operations, LLC
Acquisitions
Number of patents | patent			43
Patent purchase agreement | Bridgestone Americas Tire Operations, LLC
Acquisitions
Fair value of patent assets acquired		$ 11,000,000
Advisory Services Agreement | Bridgestone Americas Tire Operations, LLC
Acquisitions
Debt extinguishment	$ 10,000,000
Patent impairment	2,451,550
Advisory Services Agreement | Bridgestone Americas Tire Operations, LLC | Adjustment
Acquisitions
Fair value of patent assets acquired	$ (9,068,504)
IP Liquidity | Patent purchase agreement | Bridgestone Americas Tire Operations, LLC
Acquisitions
Number of patents | patent		43
Acquisition of patents		$ 3,500,000
Number of installments (in payments)		2
Maximum possible amount of future payments		$ 7,500,000